INVESTMENTS IN ASSOCIATES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INVESTMENTS IN ASSOCIATES [abstract]
Share of net assets	¥ 181,725			¥ 174,548
Less: provison for impairment	0			0
Investments in associates	¥ 181,725	$ 26,431		¥ 174,548	¥ 167,604	¥ 168,711

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .